Rule 497(e)

Registration Nos. 333-182308 and 811-22717

First Trust Exchange-Traded Fund VI

(the “Trust”)

First Trust Low Beta Income ETF

First Trust High Income ETF

(each a “Fund” and collectively, the “Funds”)

Supplement To the Prospectus and Statement of Additional Information

Each Dated February 1, 2017

Dated December 13, 2017

Notwithstanding anything to the contrary in the Prospectus or Statement of Additional Information:

1.       First Trust Low Beta Income ETF’s name is changed to “First Trust Hedged BuyWrite Income ETF.”

2.       First Trust High Income ETF’s name is changed to “First Trust BuyWrite Income ETF.”

Please Keep this Supplement with Your Fund Prospectus and

Statement of Additional Information for Future Reference